SEGMENT INFORMATION - Schedule of Reportable Segments (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue	[1]	$ 1,271	$ 1,087	$ 2,472	$ 2,113
Revenue from rendering of services		1,251	1,075	2,430	2,095
Revenue from sale of goods		20	12	42	18
Selling, General and Administrative Expenses		550	464	1,083	922
Adjusted EBITDA		552	520	1,069	959
CAPEX exc. licenses and ROU		198	232	336	365
Additions other than through business combinations, property, plant and equipment		208	604	392	783
Intangible assets acquired		41	39	293	58
Additions other than through business combinations, right-of-use assets		41	407	108	454
Acquisitions through business combinations, right-of-use assets		0	1
Additions other than through business combinations, prepayments		10	3	32	21
Intangible Assets Other Than Licenses
Disclosure of operating segments [line items]
Intangible assets acquired				293	58
License
Disclosure of operating segments [line items]
Intangible assets acquired				209	1
Operating segments | Pakistan
Disclosure of operating segments [line items]
Revenue		500	395	965	781
Selling, General and Administrative Expenses		234	188	444	370
Adjusted EBITDA		216	164	426	326
CAPEX exc. licenses and ROU		71	57	103	91
Operating segments | Ukraine
Disclosure of operating segments [line items]
Revenue		341	285	667	542
Selling, General and Administrative Expenses		114	93	232	183
Adjusted EBITDA		189	166	363	309
CAPEX exc. licenses and ROU		66	95	137	152
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Revenue		226	202	438	389
Selling, General and Administrative Expenses		84	66	162	128
Adjusted EBITDA		89	100	180	195
CAPEX exc. licenses and ROU		28	44	46	68
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Revenue		84	74	166	147
Selling, General and Administrative Expenses		40	37	80	72
Adjusted EBITDA		31	29	61	56
CAPEX exc. licenses and ROU		17	28	25	37
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Revenue		120	117	236	228
Selling, General and Administrative Expenses		54	40	107	94
Adjusted EBITDA		49	88	96	126
CAPEX exc. licenses and ROU		14	5	23	12
HQ, eliminations and Others
Disclosure of operating segments [line items]
Revenue		0	14	0	26
Selling, General and Administrative Expenses		24	40	58	75
Adjusted EBITDA		(22)	(27)	(57)	(53)
CAPEX exc. licenses and ROU		2	3	2	5
Telecommunication and infrastructure
Disclosure of operating segments [line items]
Revenue		929	864	1,828	1,699
Telecommunication and infrastructure | Operating segments | Pakistan
Disclosure of operating segments [line items]
Revenue		307	262	600	519
Telecommunication and infrastructure | Operating segments | Ukraine
Disclosure of operating segments [line items]
Revenue		267	245	526	483
Telecommunication and infrastructure | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Revenue		181	169	357	325
Telecommunication and infrastructure | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Revenue		71	64	140	127
Telecommunication and infrastructure | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Revenue		103	113	205	222
Telecommunication and infrastructure | HQ, eliminations and Others
Disclosure of operating segments [line items]
Revenue		0	11	0	23
Digital financial services
Disclosure of operating segments [line items]
Revenue		149	104	284	197
Digital financial services | Pakistan
Disclosure of operating segments [line items]
Interest income from loans to customers		84	48	162	100
Digital financial services | Operating segments | Pakistan
Disclosure of operating segments [line items]
Revenue		139	93	261	175
Digital financial services | Operating segments | Ukraine
Disclosure of operating segments [line items]
Revenue		0	0	0	0
Digital financial services | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Revenue		6	9	13	17
Digital financial services | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Revenue		4	2	10	5
Digital financial services | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Revenue		0	0	0	0
Digital financial services | HQ, eliminations and Others
Disclosure of operating segments [line items]
Revenue		0	0	0	0
Other digital services
Disclosure of operating segments [line items]
Revenue		193	119	360	217
Other digital services | Operating segments | Pakistan
Disclosure of operating segments [line items]
Revenue		54	40	104	87
Other digital services | Operating segments | Ukraine
Disclosure of operating segments [line items]
Revenue		74	40	141	59
Other digital services | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Revenue		39	24	68	47
Other digital services | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Revenue		9	8	16	15
Other digital services | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Revenue		17	4	31	6
Other digital services | HQ, eliminations and Others
Disclosure of operating segments [line items]
Revenue		$ 0	$ 3	$ 0	$ 3

[1]	Certain prior period comparatives have been reclassified to conform with the current year presentation.